Going concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss	$ 11,266	$ 4,381	$ 12,354
Negative working capital	7,728	8,378
Accumulated deficit	$ 201,710	$ 190,541